OPTIONS (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Options Details
Number of Warrants		200,000
Number of Warrants, Granted	10,788,113
Number of Warrants, Exercised	(574,717)	(200,000)
Number of Warrants, Canceled
Number of Warrants
Number of Warrants, Exercisable	24,918,725
Weighted Average Exercise Price		$ 0.55
Weighted Average Exercise Price, Granted	$ 0.65
Weighted Average Exercise Price, Exercised	$ 0.38	$ 0.55
Weighted Average Exercise Price,Canceled
Weighted Average Exercise Price
Weighted Average Exercise Price, Exercisable	$ 0.56
Weighted Average Remaining Contractual Life (in years), Beginning		1 year 9 months 18 days
Weighted Average Remaining Contractual Life (in years), Exercised		1 year 8 months 5 days
Weighted Average Remaining Contractual Life (in years), Exercisable	3 years